Prepayment and Deposit (Tables)	12 Months Ended
Feb. 28, 2026
Prepayment And Deposit
Schedule of prepaid expense

	February 28, 2026	February 28, 2025

Deposit	$4,518,064	$6,631,704
Prepayment	282,572	385,099
	$4,800,636	$7,016,803